Average Annual Total Returns	0 Months Ended
Jul. 01, 2012
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(12.17%)
5 Years	(6.33%)
10 Years	4.98%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class A Shares
Average Annual Return:
1 Year	(16.01%)
5 Years	(6.29%)
10 Years	4.60%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(15.94%)
5 Years	(7.37%)
10 Years	3.48%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(9.17%)
5 Years	(4.82%)
10 Years	4.24%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class B Shares
Average Annual Return:
1 Year	(15.87%)
5 Years	(6.09%)
10 Years	4.45%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class C Shares
Average Annual Return:
1 Year	(12.42%)
5 Years	(5.88%)
10 Years	4.44%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class I Shares
Average Annual Return:
1 Year	(12.40%)
5 Years	(5.48%)
10 Years	5.05%
(Columbia International Value Fund - ABCIR) | (Columbia International Value Fund) | Class R Shares
Average Annual Return:
1 Year	(11.15%)
5 Years	(5.44%)
10 Years	4.92%
(Columbia International Value Fund - Z) | (Columbia International Value Fund) | MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(12.17%)
5 Years	(6.33%)
10 Years	4.98%
(Columbia International Value Fund - Z) | (Columbia International Value Fund) | Class Z Shares
Average Annual Return:
1 Year	(10.63%)
5 Years	(4.93%)
10 Years	5.48%
(Columbia International Value Fund - Z) | (Columbia International Value Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(10.60%)
5 Years	(6.05%)
10 Years	4.31%
(Columbia International Value Fund - Z) | (Columbia International Value Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(5.57%)
5 Years	(3.72%)
10 Years	5.00%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class A Shares
Average Annual Return:
1 Year	(18.35%)
5 Years	(6.79%)
10 Years	3.11%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(18.35%)
5 Years	(7.48%)
10 Years	2.49%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(11.93%)
5 Years	(5.60%)
10 Years	2.67%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class B Shares
Average Annual Return:
1 Year	(18.44%)
5 Years	(6.71%)
10 Years	2.85%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class C Shares
Average Annual Return:
1 Year	(15.00%)
5 Years	(6.40%)
10 Years	3.00%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class I Shares
Average Annual Return:
1 Year	(13.06%)
5 Years	(5.40%)
10 Years	3.91%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class R Shares
Average Annual Return:
1 Year	(13.64%)
5 Years	(5.92%)
10 Years	3.36%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class R4 Shares
Average Annual Return:
1 Year	(13.33%)
5 Years	(5.56%)
10 Years	3.76%
(Columbia Multi-Advisor International Equity Fund - ABCIR R4 W) | (Columbia Multi-Advisor International Equity Fund) | Class W Shares
Average Annual Return:
1 Year	(13.48%)
5 Years	(5.67%)
10 Years	3.65%
(Columbia Multi-Advisor International Equity Fund - Y) | (Columbia Multi-Advisor International Equity Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Multi-Advisor International Equity Fund - Y) | (Columbia Multi-Advisor International Equity Fund) | Class Y Shares
Average Annual Return:
1 Year	(13.05%)
5 Years	(5.42%)
10 Years	3.90%
(Columbia Multi-Advisor International Equity Fund - Y) | (Columbia Multi-Advisor International Equity Fund) | Class Y Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(13.05%)
5 Years	(6.15%)
10 Years	3.28%
(Columbia Multi-Advisor International Equity Fund - Y) | (Columbia Multi-Advisor International Equity Fund) | Class Y Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(8.48%)
5 Years	(4.50%)
10 Years	3.41%
(Columbia Multi-Advisor International Equity Fund - Z) | (Columbia Multi-Advisor International Equity Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Multi-Advisor International Equity Fund - Z) | (Columbia Multi-Advisor International Equity Fund) | Class Z Shares
Average Annual Return:
1 Year	(13.23%)
5 Years	(5.46%)
10 Years	3.88%
(Columbia Multi-Advisor International Equity Fund - Z) | (Columbia Multi-Advisor International Equity Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(13.23%)
5 Years	(6.19%)
10 Years	3.26%
(Columbia Multi-Advisor International Equity Fund - Z) | (Columbia Multi-Advisor International Equity Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(8.60%)
5 Years	(4.53%)
10 Years	3.39%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class A Shares
Average Annual Return:
1 Year	(20.77%)
5 Years	(5.99%)
10 Years	5.05%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(20.77%)
5 Years	(6.58%)
10 Years	4.38%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(13.50%)
5 Years	(4.98%)
10 Years	4.33%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class B Shares
Average Annual Return:
1 Year	(20.76%)
5 Years	(5.91%)
10 Years	4.90%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class C Shares
Average Annual Return:
1 Year	(17.41%)
5 Years	(5.58%)
10 Years	4.91%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class I Shares
Average Annual Return:
1 Year	(15.12%)
5 Years	(4.67%)
10 Years	5.79%
(Columbia Marsico International Opportunities Fund - ABCIR) | (Columbia Marsico International Opportunities Fund) | Class R Shares
Average Annual Return:
1 Year	(16.13%)
5 Years	(5.11%)
10 Years	5.42%
(Columbia Marsico International Opportunities Fund - Z) | (Columbia Marsico International Opportunities Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Marsico International Opportunities Fund - Z) | (Columbia Marsico International Opportunities Fund) | Class Z Shares
Average Annual Return:
1 Year	(15.78%)
5 Years	(4.65%)
10 Years	5.94%
(Columbia Marsico International Opportunities Fund - Z) | (Columbia Marsico International Opportunities Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(15.78%)
5 Years	(5.28%)
10 Years	5.23%
(Columbia Marsico International Opportunities Fund - Z) | (Columbia Marsico International Opportunities Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(10.25%)
5 Years	(3.90%)
10 Years	5.11%
(Columbia Overseas Value Fund - Z) | (Columbia Overseas Value Fund) | MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(12.17%)
Life of Fund	(7.27%)
Inception Date	Mar. 31, 2008
(Columbia Overseas Value Fund - Z) | (Columbia Overseas Value Fund) | Class Z Shares
Average Annual Return:
1 Year	(10.38%)
Life of Fund	(7.44%)
Inception Date	Mar. 31, 2008
(Columbia Overseas Value Fund - Z) | (Columbia Overseas Value Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(10.55%)
Life of Fund	(7.84%)
Inception Date	Mar. 31, 2008
(Columbia Overseas Value Fund - Z) | (Columbia Overseas Value Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(5.81%)
Life of Fund	(6.13%)
Inception Date	Mar. 31, 2008
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(7.35%)
Life of Fund	(4.39%)
Inception Date	Apr. 30, 2008
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class A Shares
Average Annual Return:
1 Year	(17.30%)
Life of Fund	(5.05%)
Inception Date	Apr. 30, 2008
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(17.44%)
Life of Fund	(5.14%)
Inception Date	Apr. 30, 2008
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(11.01%)
Life of Fund	(4.24%)
Inception Date	Apr. 30, 2008
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class C Shares
Average Annual Return:
1 Year	(13.81%)
Life of Fund	(4.24%)
Inception Date	Apr. 30, 2008
(Columbia Marsico Global Fund - ACR) | (Columbia Marsico Global Fund) | Class R Shares
Average Annual Return:
1 Year	(12.47%)
Life of Fund	(3.77%)
Inception Date	Apr. 30, 2008
(Columbia Marsico Global Fund - Z) | (Columbia Marsico Global Fund) | MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(7.35%)
Life of Fund	(4.39%)
Inception Date	Apr. 30, 2008
(Columbia Marsico Global Fund - Z) | (Columbia Marsico Global Fund) | Class Z Shares
Average Annual Return:
1 Year	(12.11%)
Life of Fund	(3.29%)
Inception Date	Apr. 30, 2008
(Columbia Marsico Global Fund - Z) | (Columbia Marsico Global Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(12.27%)
Life of Fund	(3.39%)
Inception Date	Apr. 30, 2008
(Columbia Marsico Global Fund - Z) | (Columbia Marsico Global Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(7.62%)
Life of Fund	(2.76%)
Inception Date	Apr. 30, 2008